Related Party Transactions	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Related Party Transactions [Text Block]
Note 8	Related Party Transactions

The following amounts have been donated to the Company by the directors:

			January 23, 2004
	Three months ended December 31,		(Date of Inception)
	2013	2012	to September 30, 2013

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt for given by directors	-	-	33,666
	$-	$-	$52,041

During the three months ended December 31, 2013, the Company was charged consulting fees totaling $Nil (2012: $70,418) by directors, officers and companies controlled by directors and officers of the Company.

As of December 31, 2013, included in accounts payable and accrued liabilities was $28,851 (September 30, 2013: $30,447) owing to directors and officers of the Company and a former director and officer of the Company.

During the year ended September 30, 2013, pursuant to an employment agreement with the President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer, and Director, of the Company, the Company:

i)

granted 2,000,000 fully vested share purchase options exercisable at $0.40 per share until July 5, 2023. No stock based compensation expense has been recognized during the three months ended December 31, 2013 and 2012 in connection with these options. The Company recognized stock based compensation expense of $1,002,500 during the year ended September 30, 2013 in connection with these options.

ii)	issued 4,000,000 shares of restricted common stock that vest as follows:
    25% upon the Company starting a Phase Ib/IIb human study
    25% upon the Company in-licensing additional assets in clinical or pre-clinical stage
    25% upon the Company securing additional non-dilutive equity funding in 2013 of at least $5,000,000 with a share price higher than the previous funding.
    25% upon the Company obtaining a listing on a major stock exchange.

No stock-based compensation has been recorded in connection with the issuance of these shares in the financial statements to December 31, 2013 as none of the performance conditions have yet been met.

Note 8	Related Party Transactions

The following amounts have been donated to the Company by the directors:

			January 23, 2004
	Year ended September 30,		(Date of Inception)
	2013	2012	to September 30, 2013

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041

During the year ended September 30, 2013, the Company was charged consulting fees totaling $81,072 (2012: $479,434) by directors, officers and a significant shareholder of the Company. As at September 30, 2013, included in accounts payable and accrued liabilities is $30,447 (2012: $127,452) owing to directors and officers of the Company and a former director and officer of the Company.

On July 5, 2013, pursuant to an employment agreement with the newly appointed President, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer, and Director, of the Company, the Company:

i)

granted 2,000,000 fully vested share purchase options exercisable at $0.40 per share until July 5, 2023. The Company recognized stock based compensation expense of $1,002,500 (2012: $Nil) during the year ended September 30, 2013 in connection with these options.

ii)	issued 4,000,000 shares of restricted common stock that vest as follows:

•	25% upon the Company starting a Phase Ib/IIb human study
•	25% upon the Company in-licensing additional assets in clinical or pre-clinical stage
•	25% upon the Company securing additional non-dilutive equity funding in 2013 of at least $5,000,000 with a share price higher than the previous funding.
•	25% upon the Company obtaining a listing on a major stock exchange.

No stock-based compensation has been recorded in connection with the issuance of these shares in the financial statements for the year ended September 30, 2013 as none of the performance conditions have yet been met.